Portfolio of investments—April 30, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 97.83%
Communication services: 6.44%
Diversified telecommunication services: 2.94%
AT&T, Inc.	77,806	$1,374,832
Verizon Communications, Inc.	128,431	4,986,976
		6,361,808
Entertainment: 2.09%
Spotify Technology SA †	3,410	455,576
Walt Disney Co. †	39,540	4,052,850
		4,508,426
Interactive media & services: 1.41%
Meta Platforms, Inc. Class A †	12,686	3,048,699
Consumer discretionary: 5.69%
Automobile components: 1.30%
Adient PLC †	64,789	2,393,306
Visteon Corp. †	2,990	419,766
		2,813,072
Automobiles: 0.47%
General Motors Co.	30,420	1,005,077
Diversified consumer services: 0.29%
Grand Canyon Education, Inc. †	5,286	627,448
Hotels, restaurants & leisure: 2.07%
Chipotle Mexican Grill, Inc. †	341	705,059
McDonald’s Corp.	12,739	3,767,559
		4,472,618
Specialty retail: 1.56%
Best Buy Co., Inc.	7,641	569,407
Home Depot, Inc.	5,652	1,698,652
TJX Cos., Inc.	14,133	1,113,963
		3,382,022
Consumer staples: 8.33%
Beverages: 0.79%
Coca-Cola Co.	10,285	659,783
Molson Coors Beverage Co. Class B	7,330	435,988
PepsiCo, Inc.	3,152	601,685
		1,697,456
Consumer staples distribution & retail: 2.85%
Kroger Co.	3,144	152,892
Target Corp.	26,701	4,212,083
Walmart, Inc.	11,940	1,802,582
		6,167,557
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 1

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Food products: 3.88%
Cal-Maine Foods, Inc.	20,663	$981,493
Darling Ingredients, Inc. †	449	26,747
Kraft Heinz Co.	98,363	3,862,715
Mondelez International, Inc. Class A	45,889	3,520,604
		8,391,559
Household products: 0.59%
Church & Dwight Co., Inc.	13,213	1,283,247
Personal care products: 0.01%
Herbalife Nutrition Ltd. †	1,936	28,769
Tobacco: 0.21%
Philip Morris International, Inc.	4,420	441,867
Energy: 6.28%
Oil, gas & consumable fuels: 6.28%
Chevron Corp.	25,253	4,257,151
EOG Resources, Inc.	7,357	878,941
Exxon Mobil Corp.	9,008	1,066,007
Kinder Morgan, Inc.	22,214	380,970
Marathon Petroleum Corp.	4,671	569,862
New Fortress Energy, Inc.	23,400	708,786
PBF Energy, Inc. Class A	13,157	458,653
Phillips 66	19,545	1,934,955
Pioneer Natural Resources Co.	8,309	1,807,623
SM Energy Co.	24,730	694,418
Valero Energy Corp.	7,057	809,226
		13,566,592
Financials: 17.59%
Banks: 6.68%
Bank of America Corp.	236,614	6,928,058
Bank of NT Butterfield & Son Ltd.	14,594	375,504
PNC Financial Services Group, Inc.	10,109	1,316,697
Truist Financial Corp.	65,859	2,145,686
U.S. Bancorp	107,396	3,681,535
		14,447,480
Capital markets: 3.78%
BlackRock, Inc.	1,851	1,242,391
CME Group, Inc.	18,015	3,346,647
Goldman Sachs Group, Inc.	764	262,388
Intercontinental Exchange, Inc.	6,247	680,486
Morgan Stanley	29,192	2,626,404
		8,158,316
Financial services: 4.92%
Berkshire Hathaway, Inc. Class B †	15,689	5,154,621
Block, Inc. †	2,967	180,364
See accompanying notes to portfolio of investments
2 | Allspring Large Company Value Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Financial services (continued)
PayPal Holdings, Inc. †	55,053	$4,184,028
Visa, Inc. Class A	4,804	1,118,035
		10,637,048
Insurance: 1.39%
Aflac, Inc.	2,975	207,803
Aon PLC Class A	882	286,809
Arthur J Gallagher & Co.	12,014	2,499,633
		2,994,245
Mortgage real estate investment trusts (REITs): 0.82%
Starwood Property Trust, Inc.	99,596	1,781,772
Health care: 17.01%
Biotechnology: 3.77%
AbbVie, Inc.	3,910	590,879
ACADIA Pharmaceuticals, Inc. †	44,477	948,694
Amicus Therapeutics, Inc. †	57,592	664,612
Exelixis, Inc. †	16,803	307,495
FibroGen, Inc. †	29,146	498,980
Gilead Sciences, Inc.	46,153	3,794,238
Halozyme Therapeutics, Inc. †	16,685	536,089
Neurocrine Biosciences, Inc. †	4,057	409,919
TG Therapeutics, Inc. †	15,872	394,102
		8,145,008
Health care equipment & supplies: 3.93%
Abbott Laboratories	48,399	5,346,637
Boston Scientific Corp. †	11,680	608,762
Masimo Corp.	1,247	235,858
Medtronic PLC	21,811	1,983,710
Stryker Corp.	1,091	326,918
		8,501,885
Health care providers & services: 4.21%
Cigna Group	2,991	757,590
CVS Health Corp.	18,474	1,354,329
Humana, Inc.	7,556	4,008,383
Progyny, Inc. †	30,028	998,131
UnitedHealth Group, Inc.	4,024	1,980,170
		9,098,603
Life sciences tools & services: 1.63%
Bio-Techne Corp.	1,601	127,888
Bruker Corp.	7,370	583,188
Medpace Holdings, Inc. †	4,407	882,017
Syneos Health, Inc. †	30,193	1,185,377
Thermo Fisher Scientific, Inc.	1,366	757,994
		3,536,464
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 3

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Pharmaceuticals: 3.47%
Eli Lilly & Co.	2,000	$791,720
Johnson & Johnson	14,739	2,412,774
Pfizer, Inc.	102,691	3,993,653
Zoetis, Inc.	1,709	300,408
		7,498,555
Industrials: 10.96%
Aerospace & defense: 0.53%
Northrop Grumman Corp.	2,469	1,138,876
Air freight & logistics: 0.97%
United Parcel Service, Inc. Class B	11,711	2,105,755
Commercial services & supplies: 0.43%
Waste Management, Inc.	5,570	924,898
Construction & engineering: 0.75%
Quanta Services, Inc.	9,498	1,611,241
Electrical equipment: 1.55%
Vertiv Holdings Co.	224,683	3,352,270
Ground transportation: 2.26%
CSX Corp.	50,640	1,551,609
Union Pacific Corp.	17,071	3,340,795
		4,892,404
Industrial conglomerates: 0.88%
General Electric Co.	19,313	1,911,408
Machinery: 1.48%
Caterpillar, Inc.	1,456	318,573
Crane Co. †	521	37,548
Deere & Co.	4,005	1,513,970
Parker-Hannifin Corp.	4,119	1,338,181
		3,208,272
Professional services: 2.11%
Automatic Data Processing, Inc.	20,675	4,548,500
Information technology: 9.16%
Electronic equipment, instruments & components: 0.36%
Fabrinet †	7,804	740,990
Sanmina Corp. †	647	33,812
		774,802
IT services: 2.70%
EPAM Systems, Inc. †	4,528	1,278,889
International Business Machines Corp.	36,010	4,552,024
		5,830,913
See accompanying notes to portfolio of investments
4 | Allspring Large Company Value Fund

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Semiconductors & semiconductor equipment: 3.69%
Amkor Technology, Inc.	73,617	$1,646,812
Analog Devices, Inc.	11,309	2,034,263
Diodes, Inc. †	6,136	489,039
Microchip Technology, Inc.	43,456	3,171,854
QUALCOMM, Inc.	5,459	637,611
		7,979,579
Software: 2.20%
Autodesk, Inc. †	784	152,715
Fortinet, Inc. †	8,141	513,290
LiveRamp Holdings, Inc. †	29,750	716,677
NCR Corp. †	12,606	280,988
Roper Technologies, Inc.	5,041	2,292,546
Salesforce, Inc. †	3,983	790,108
		4,746,324
Technology hardware, storage & peripherals: 0.21%
Apple, Inc.	2,741	465,093
Materials: 4.39%
Chemicals: 3.75%
Air Products & Chemicals, Inc.	6,455	1,900,094
Innospec, Inc.	15,209	1,545,691
Linde PLC	12,608	4,658,025
		8,103,810
Metals & mining: 0.64%
Materion Corp.	12,835	1,390,159
Real estate: 5.65%
Health care REITs: 0.11%
Healthcare Realty Trust, Inc.	11,547	228,400
Hotel & resort REITs: 0.24%
Service Properties Trust	60,020	526,375
Industrial REITs : 2.64%
Prologis, Inc.	45,550	5,705,137
Residential REITs : 0.50%
Apartment Income REIT Corp.	18,780	694,484
AvalonBay Communities, Inc.	2,158	389,239
		1,083,723
Retail REITs : 2.16%
Realty Income Corp.	74,208	4,663,231
Utilities: 6.33%
Electric utilities: 5.35%
Duke Energy Corp.	24,247	2,397,543
Exelon Corp.	98,977	4,200,584
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 5

Portfolio of investments—April 30, 2023 (unaudited)

	Shares	Value
Electric utilities (continued)
NextEra Energy, Inc.	63,770	$4,886,695
NRG Energy, Inc.	2,561	87,510
		11,572,332
Gas utilities: 0.57%
Atmos Energy Corp.	10,714	1,222,896
Multi-utilities: 0.41%
Public Service Enterprise Group, Inc.	14,008	885,305
Total common stocks (Cost $209,798,187)		211,467,296

		Yield
Short-term investments: 1.72%
Investment companies: 1.72%
Allspring Government Money Market Fund Select Class ♠∞		4.73%	3,707,424	3,707,424
Total short-term investments (Cost $3,707,424)				3,707,424
Total investments in securities (Cost $213,505,611)	99.55%			215,174,720
Other assets and liabilities, net	0.45			977,227
Total net assets	100.00%			$216,151,947

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$6,030,286	$19,242,069	$(21,564,931)	$0	$0	$3,707,424	3,707,424	$141,237
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	927,750	(927,750)	0	0	0	0	391 [1]
				$0	$0	$3,707,424		$141,628

[1]	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments
6 | Allspring Large Company Value Fund

Portfolio of investments—April 30, 2023 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	20	6-16-2023	$3,987,053	$4,188,500	$201,447	$0
See accompanying notes to portfolio of investments
Allspring Large Company Value Fund | 7

Notes to portfolio of investments—April 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
8 | Allspring Large Company Value Fund

Notes to portfolio of investments—April 30, 2023 (unaudited)
 The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of April 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$13,918,933	$0	$0	$13,918,933
Consumer discretionary	12,300,237	0	0	12,300,237
Consumer staples	18,010,455	0	0	18,010,455
Energy	13,566,592	0	0	13,566,592
Financials	38,018,861	0	0	38,018,861
Health care	36,780,515	0	0	36,780,515
Industrials	23,693,624	0	0	23,693,624
Information technology	19,796,711	0	0	19,796,711
Materials	9,493,969	0	0	9,493,969
Real estate	12,206,866	0	0	12,206,866
Utilities	13,680,533	0	0	13,680,533
Short-term investments
Investment companies	3,707,424	0	0	3,707,424
	215,174,720	0	0	215,174,720
Futures contracts	201,447	0	0	201,447
Total assets	$215,376,167	$0	$0	$215,376,167
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments.  All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of April 30, 2023, $721,000 was segregated as cash collateral for these open futures contracts.
For the nine months ended April 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Large Company Value Fund | 9